Intangible assets, Net	12 Months Ended
Aug. 31, 2020
Intangible assets, Net
Intangible assets, Net

9.   Intangible assets, Net

Intangible assets, net consisted of the following:

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
Customer relationship	51,780	71,180	10,395
Trademark	111,450	111,450	16,276
Student base	2,390	2,390	349
License	23,600	23,600	3,447
Franchise agreements	9,420	9,420	1,375
Technology and system	—	127,600	18,635
	198,640	345,640	50,477
Less: accumulated amortization	(30,018)	(67,687)	(9,885)
Intangible assets, net	168,622	277,953	40,592

For the years ended August 31, 2018, 2019 and 2020, the Group recorded amortization expenses of RMB7,020, RMB23,081 and RMB38,302 (US$5,594), respectively.

No impairment charges were recognized on the intangible asset for the years ended August 31, 2018, 2019 and 2020.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	RMB	US$
For the years ended August 31
2021	56,965	8,319
2022	48,480	7,080
2023	41,532	6,065
2024	35,379	5,167
2025	27,204	3,973